Operating Leases Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 3,331
2014	3,141
2015	2,527
Thereafter	1,139
Operating Leases, Future Minimum Payments Due, Total	$ 10,138